INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 280,100
Deferred tax assets, valuation allowance	10,311	$ 10,042
Deferred tax assets, valuation allowance	200
Additional allowance issued	2,900
Utilization of valuation allowance	3,100
Unrecognized tax benefit disallowance	26,700	26,500
Deferred tax liability on property, plant and equipment	5,558	4,335
Unrecognized tax benefit		3,600	$ 3,600
Penalties and interest of unrecognized tax benefits	1,500	800
Unrecognized tax benefits	68,512	61,115	$ 51,002	$ 33,336
Unrecognized tax benefits that affect effective tax rate	73,600
Other Long Term Liabilities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Penalties and accrued interest	$ 5,100	$ 2,900
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax	0.00%
SAUDI ARABIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 186,900
Other Countries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 93,200
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax	0.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax	43.70%